Available-for-Sale Financial Assets	12 Months Ended
Dec. 31, 2017
Available-for-Sale Financial Assets [Abstract]
AVAILABLE-FOR-SALE FINANCIAL ASSETS
NOTE 10:-	AVAILABLE-FOR-SALE FINANCIAL ASSETS

Composition

	December 31
	2017	2016
	NIS in millions
Securities traded in United States (1)	4,432	-
Securities traded in Europe (2)	83	170
Shares traded in Canada	17	5
Participating units in private equity funds (3) (4)	348	384
	4,880	559
Classified within current assets (1) (2)	700	175
Classified within non-current assets	4,180	384
	4,880	559

(1)	REG shares held by wholly-owned subsidiaries of the Company.

In 2017, wholly-owned subsidiaries of the Company sold 3.86 million shares of REG, representing 2.2% of the outstanding shares of REG, for a total consideration of U.S.$ 260 million (approximately NIS 947 million)

The balance is an investment in 18.5 million REG shares (refer to Note 8d above), representing 10.9% of its outstanding shares and the voting rights therein. For details regarding the sale of REG shares after the reporting date, refer to Note 38b.

(2)	The financial assets available for sale of ATR include a diversified portfolio of traded shares with less than 1% holding interest in each of the investments. Financial assets available for sale are presented at fair value of NIS 83 million (approximately EUR 20 million), based on quoted prices in active markets (level 1 in the fair value hierarchy).

(3)	Includes an amount of NIS 73 million in an investment at an effective interest rate of 4.3% of participation certificates in a corporate which holds a shopping center in São Paulo, Brazil.

(4)	In August 2007, the Company entered into an investment agreement with HIREF International LLC, an Indian real estate investment fund registered in Mauritius (the “Fund”). The Fund was established at the initiative and under the management of the Housing Development Finance Corporation Limited (“HDFC”) group, one of the largest financial institutions in India in which the Company is one of four anchor investors in the Fund. According to the Fund’s articles of incorporation and investment agreements, the Fund will invest, directly and indirectly, in real estate companies that operate in the development and construction sectors, as well as in other synergistic fields. The Fund investment commitments amounts to of U.S.$ 750 million and the Company portion is approximately U.S.$ 110 million. The Fund has a term of nine years, with two one-year optional term extensions. As of December 31, 2017, the Company’s outstanding investment commitment amounted to approximately U.S.$ 15 million (approximately NIS 51 million). As of the reporting date, approximately U.S.$ 63 million (NIS 240 million) were paid cumulatively to the Company resulting from projects realization by the Fund). Subsequent to the reporting date, the Fund paid the Group U.S.$ 22 million (approximately NIS 86 million).

The fair value of the investments is derived from the Fund’s Net Asset Value as presented in the Fund’s financial statements prepared according to IFRS, and amounts to NIS 265 million and NIS 288 million as of December 31, 2017 and 2016, respectively.